Note 5 - Premises and Equipment (Details) - Major Classifications of Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Major Classifications of Premises and Equipment [Abstract]
Land and land improvements	$ 1,943	$ 1,943
Building and leasehold improvements	11,133	10,832
Furniture, fixtures, and equipment	4,637	4,036
	17,713	16,811
Less accumulated depreciation and amortization	7,733	6,983
Total	$ 9,980	$ 9,828